Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Statement of Cash Flow [Abstract]
Summary of Change in Cash Flow Information

Changes in non-cash working capital:	December 31, 2023	December 31, 2022

Accounts receivable and other	$(29,337)	$(3,769)
Inventories	(33,566)	(20,552)
Accounts payable and accrued liabilities	34,621	(3,993)
	$(28,282)	$(28,314)